Note Payable - Carrying Value of Note Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Note payable, including End of Term Charge		$ 16,350
Debt discount, net of accretion		(1,074)
Note payable, net of discount, long-term	$ 0	$ 15,276